Interest and finance cost (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Interest and Finance Costs [Abstract]
Interest incurred on long-term debt	$ 109,510	$ 99,100
Amortization and write off of financing fees	9,856	8,180
Amortization of convertible notes discount	20,883	18,621
Amortization of share lending agreement-note issuance costs	1,475	1,483
Commitment fees, bank charges and other financial expenses	10,915	2,329
Capitalized interest	(34,466)	(27,262)
Total	$ 118,173	$ 102,451